Income Taxes - Summary of Difference Between Taxes Computed at the U.S. Statutory Rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Computed tax at US federal statutory rate of 21%					$ (13,129)	$ (24,052)	$ (17,071)
Increase (decrease) in taxes resulting from:
State taxes, net of federal impact					840	(47)	628
Unrecognized tax benefit					(71)	224	(35)
Permanent differences					850	1,287	1,538
Valuation allowance					12,443	22,530	15,386
Other, net					(68)	(174)	(559)
Income tax expense (benefit)	$ 435	$ 39	$ 451	$ 39	$ 865	$ (232)	$ (113)